Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (8,544,352)	$ (1,340,794)	¥ 3,373,420,061	¥ 404,858,740
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,514,969	1,336,184	9,544,137	10,466,942
Share-based compensation expense	87,634,835	13,751,819	78,754,828	82,265,991
Loss on risk assurance liabilities	197,750,449	31,031,361	2,268,180	34,257,754
Provision for credit losses and other assets	203,415,094	31,920,267	109,564,631	56,478,959
Loss on equity method investment	0	0	0	926,205
Fair value change of derivative instruments	5,346,389	838,965	(3,289,676)	3,289,676
Net (gain) loss on equity securities	(27,278,116)	(4,280,532)	(3,315,475,734)	(41,581,818)
Investment income				(32,516,817)
Loss on disposal of property and equipment	78,221	12,275	79,756	45,639
Unrealized foreign exchange (gain) loss, net	(1,351,400)	(212,064)	8,848,354	(5,141,112)
Deferred income tax (benefit) expense	(582,913,268)	(91,471,812)	248,151,964	(9,034,211)
Changes in operating assets and liabilities:
Accounts receivable	(78,030,840)	(12,244,742)	6,968,776	(56,086,171)
Financing receivables	(217,252,025)	(34,091,583)	(83,186,886)	(39,987,198)
Contract assets	(679,404,752)	(106,613,431)	(613,648,965)	23,104,124
Other current and non-current assets	(180,898,244)	(28,386,882)	(694,994,714)	(56,811,099)
Risk assurance liabilities	40,443,166	6,346,415	198,608,646	52,484,356
Other current and non-current liabilities	773,542,811	121,385,744	52,774,440	(4,124,725)
Net cash provided by/ (used in) operating activities	(404,390,831)	(63,457,746)	(621,612,202)	422,895,235
Cash flows from investing activities:
Repayments of finance lease receivables	2,112,046,802	331,426,231	1,839,778,206	1,358,838,393
Origination of finance lease receivables	(1,091,415,329)	(171,266,881)	(2,256,358,577)	(2,071,721,858)
Proceeds from collection of short-term consumer financing receivables	0	0	12,248,145	25,140,348
Origination of short-term consumer financing receivables				(39,716,300)
Purchase of held-to-maturity investment	(2,342,226,408)	(367,546,434)	(1,115,661,108)	(210,499,840)
Maturities of held-to-maturity investment	1,158,122,796	181,734,739	658,209,985
Purchase of other short-term investment, net				(107,837,789)
Proceeds from sale or redemption of other short-term investments, net	2,841,860,867	445,949,983	361,366,081
Proceeds from available for sale financial assets	0	0	12,182,947	179,351,253
Proceeds from third party loans				26,743,400
Proceeds from long-term investments				90,521,295
Disposal of equity method investments				100,000
Disposal of property and equipment and intangible assets	51,241	8,041	31,840	8,475
Purchase of long-term investments				(406,307,000)
Purchases of property and equipment and intangible assets	(18,922,066)	(2,969,285)	(5,360,566)	(43,025,999)
Payment for acquiring subsidiary, net of cash acquired	1,705,083	267,565
Net cash (used in) provided by investing activities	2,661,222,986	417,603,959	(493,563,047)	(1,198,405,622)
Cash flows from financing activities:
Payment to repurchase treasury shares	(444,401,172)	(69,736,241)	(49,219,318)	(20,638,881)
Liquidation of subsidiaries			(467,433)	(574,212)
Proceeds from borrowings	1,546,736,325	242,716,682	3,369,740,855	2,695,357,550
Proceeds from exercise of share options	8,236,613	1,292,504	6,693,716
Purchase of subsidiary's equity from non-controlling interest holder			(24,144,000)
Repayment of borrowings	(2,101,568,517)	(329,781,960)	(3,416,211,500)	(1,686,482,435)
Distribution to shareholders	(955,437,557)	(149,929,002)	(267,214,749)	(257,114,132)
Net cash provided by/ (used in) financing activities	(1,946,434,308)	(305,438,017)	(380,822,429)	730,547,890
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(15,008,806)	(2,355,209)	(36,093,321)	11,516,258
Net (decrease) increase in cash, cash equivalents and restricted cash	295,389,041	46,352,987	(1,532,090,999)	(33,446,239)
Cash and cash equivalents and restricted cash at beginning of the year	2,314,891,724	363,257,026	3,846,982,723	3,880,428,962
Cash and cash equivalents and restricted cash at end of the year	2,610,280,765	409,610,013	2,314,891,724	3,846,982,723
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,434,806,922	225,152,516	1,426,899,576	2,002,314,688
Restricted cash - current	61,293,114	9,618,227	9,693,008	970,993,759
Restricted cash - non-current	1,114,180,729	174,839,270	878,299,140	873,674,276
Cash and cash equivalents and restricted cash at end of the year	2,610,280,765	409,610,013	2,314,891,724	3,846,982,723
Supplemental disclosures of cash flow information:
Cash paid for income taxes	209,044,264	32,803,607	101,878,045	78,203,607
Cash paid for interest	¥ 134,173,921	$ 21,054,816	¥ 139,952,105	¥ 154,589,750